Investments in Affiliates (Detail) (INR) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Computer Age Management Services Private Limited (''CAMS'')
Investments in and Advances to Affiliates [Line Items]
Type of Business	Unit capital accounting and transfer agency services
HDFC Bank Ltd. and subsidiaries Investment	11.1
Investments in affiliates	16.10%
Softcell Technologies Limited (''Softcell'')
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business-to-business software services
HDFC Bank Ltd. and subsidiaries Investment	30.3
Investments in affiliates	14.00%
International Asset Reconstruction Company Private Limited
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business of securitization and asset reconstruction
HDFC Bank Ltd. and subsidiaries Investment	311.7
Investments in affiliates	29.40%
HDFC Group Ownership | Computer Age Management Services Private Limited (''CAMS'')
Investments in and Advances to Affiliates [Line Items]
Investments in affiliates	31.20%
HDFC Group Ownership | Softcell Technologies Limited (''Softcell'')
Investments in and Advances to Affiliates [Line Items]
Investments in affiliates	26.00%
HDFC Group Ownership | International Asset Reconstruction Company Private Limited
Investments in and Advances to Affiliates [Line Items]
Investments in affiliates	29.40%